Columbia Overseas Value Fund
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Overseas Value Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 2.3%
Northern Star Resources Ltd.	5,227,616	59,943,114
Paladin Energy Ltd.(a)	2,408,564	12,032,368
Total		71,975,482
Belgium 0.5%
Liberty Global Ltd., Class C(a)	1,148,466	16,790,573
Brazil 0.9%
JBS S/A	4,391,955	26,978,902
Canada 4.1%
Cameco Corp.(b)	771,010	45,836,544
Nutrien Ltd.	235,050	10,967,433
Pan American Silver Corp.	1,025,116	22,521,798
Teck Resources Ltd., Class B	402,829	18,804,058
Vermilion Energy, Inc.	3,128,919	32,040,131
Total		130,169,964
Finland 1.5%
UPM-Kymmene OYJ	1,828,137	48,093,074
France 13.7%
AXA SA	2,027,188	70,653,355
BNP Paribas SA	782,050	46,747,639
Cie de Saint-Gobain SA	175,354	16,011,474
Cie Generale des Etablissements Michelin SCA	967,377	31,471,633
Eiffage SA	218,103	19,692,660
Engie SA	4,287,294	68,343,571
Sanofi SA	655,143	63,632,248
Societe Generale SA	635,690	16,853,715
TotalEnergies SE	1,711,253	99,458,358
Total		432,864,653
Germany 4.7%
Duerr AG	703,210	16,282,219
E.ON SE	4,263,592	54,952,897
Fresenius Medical Care AG	561,937	24,732,266
KION Group AG	493,174	17,671,494
Mercedes-Benz Group AG, Registered Shares	236,878	13,317,114
Merck KGaA	133,828	20,058,686
Total		147,014,676
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 1.4%
Piraeus Financial Holdings SA	12,140,654	44,642,297
Hong Kong 1.5%
WH Group Ltd.	57,531,830	45,861,905
Ireland 1.5%
Bank of Ireland Group PLC	5,216,624	45,731,920
Israel 2.6%
Bezeq Israeli Telecommunication Corp., Ltd.	12,548,223	18,041,564
Check Point Software Technologies Ltd.(a)	357,220	65,014,040
Total		83,055,604
Japan 24.9%
Dai-ichi Life Holdings, Inc.	1,647,300	44,650,496
Daiwabo Holdings Co., Ltd.	2,345,000	48,020,423
ITOCHU Corp.	534,400	26,441,094
Kinden Corp.	1,052,100	21,709,276
Macnica Holdings, Inc.	2,380,200	28,013,411
Marubeni Corp.	2,219,100	33,493,847
MatsukiyoCocokara & Co.	1,582,200	22,224,914
Mebuki Financial Group, Inc.	6,866,000	30,495,726
Medipal Holdings Corp.	1,861,000	30,232,361
ORIX Corp.	2,728,500	61,419,039
Sankyo Co., Ltd.	4,491,200	63,782,849
Sanwa Holdings Corp.	1,154,400	34,866,208
Shimamura Co., Ltd.	896,000	50,859,531
Ship Healthcare Holdings, Inc.	1,211,600	17,867,793
Subaru Corp.	1,472,800	23,633,465
Sumitomo Corp.	1,676,400	35,982,494
Sumitomo Mitsui Financial Group, Inc.	4,175,900	103,064,706
Sundrug Co., Ltd.	659,100	16,245,769
Tokyo Tatemono Co., Ltd.	1,916,000	33,129,145
TOPPAN Holdings, Inc.	2,149,100	57,639,052
Total		783,771,599

Columbia Overseas Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 11.6%
ASR Nederland NV	1,365,270	65,250,851
ING Groep NV	4,808,444	74,229,743
Koninklijke Ahold Delhaize NV	1,808,063	62,383,394
Prosus NV, Class N(a)	779,199	31,742,785
Shell PLC	4,089,548	131,426,126
Total		365,032,899
Norway 1.2%
Leroy Seafood Group ASA	8,055,417	37,574,120
Portugal 0.7%
Banco Comercial Portugues SA	46,573,047	22,044,812
Russian Federation —%
Lukoil PJSC(c),(d),(e),(f)	106,132	—
Singapore 1.9%
DBS Group Holdings Ltd.	678,200	21,520,531
Venture Corp., Ltd.	4,062,900	39,055,242
Total		60,575,773
South Africa 0.4%
Impala Platinum Holdings Ltd.(a)	1,971,087	11,224,839
South Korea 0.4%
Youngone Corp.	462,601	13,633,849
Spain 2.6%
Banco Santander SA	17,880,117	82,545,564
Switzerland 2.5%
Nestlé SA, Registered Shares	328,260	28,506,010
Novartis AG, Registered Shares	301,740	31,990,300
Sunrise Communications AG, Class A, ADR(a)	394,655	19,144,714
Total		79,641,024
United Arab Emirates 0.4%
Emaar Properties PJSC	4,460,027	11,602,712
United Kingdom 11.2%
AstraZeneca PLC, ADR	361,236	24,426,778
BT Group PLC	21,678,858	43,967,875
DCC PLC	668,982	48,786,786
Common Stocks (continued)
Issuer	Shares	Value ($)
Imperial Brands PLC	2,206,520	72,167,092
JD Sports Fashion PLC	19,795,336	25,701,692
Just Group PLC	17,502,038	31,891,310
TP Icap Group PLC	14,150,885	47,266,521
Vodafone Group PLC	27,289,447	24,621,689
WPP PLC	3,214,823	35,163,944
Total		353,993,687
United States 6.1%
Burford Capital Ltd.	2,603,764	35,489,303
Diversified Energy Co. PLC	2,258,738	36,778,656
Energy Fuels, Inc.(a),(b)	3,175,052	23,050,877
Jazz Pharmaceuticals PLC(a)	316,661	38,502,811
Roche Holding AG, Genusschein Shares	106,340	30,897,177
Smurfit WestRock PLC	524,829	28,876,092
Total		193,594,916
Total Common Stocks (Cost $2,736,430,740)		3,108,414,844

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
United States 0.5%
iShares MSCI EAFE Value ETF	317,302	17,372,285
Total Exchange-Traded Equity Funds (Cost $16,872,438)		17,372,285

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 4.802%(g),(h)	17,908,477	17,904,895
Total Money Market Funds (Cost $17,903,724)		17,904,895
Total Investments in Securities (Cost $2,771,206,902)		3,143,692,024
Other Assets & Liabilities, Net		9,163,036
Net Assets		$3,152,855,060
At November 30, 2024, securities and/or cash totaling $33,117,363 were pledged as collateral.
Columbia Overseas Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, November 30, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,750,000 EUR	12,782,324 USD	Barclays	12/02/2024	365,512	—
8,788,000 EUR	9,254,599 USD	Barclays	12/02/2024	—	(32,120)
453,415,000 NOK	41,451,449 USD	Barclays	12/02/2024	384,783	—
90,700,678 USD	76,646,000 CHF	Barclays	12/02/2024	—	(3,696,875)
12,413,607 USD	138,138,000 NOK	Barclays	12/02/2024	97,816	—
8,153,000 CHF	9,302,311 USD	Barclays	01/16/2025	—	(2,225)
7,347,000 GBP	9,313,711 USD	Barclays	01/16/2025	—	(34,112)
6,232,543 USD	5,906,000 EUR	Barclays	01/16/2025	21,214	—
35,259,000 CAD	25,660,265 USD	Citi	12/02/2024	476,164	—
4,897,000 GBP	6,356,579 USD	Citi	12/02/2024	125,391	—
21,107,000 NZD	12,727,521 USD	Citi	12/02/2024	226,900	—
159,765,394 USD	223,094,000 CAD	Citi	12/02/2024	—	(418,228)
60,951,430 USD	46,487,000 GBP	Citi	12/02/2024	—	(1,799,047)
54,714,949 USD	87,940,000 NZD	Citi	12/02/2024	—	(2,632,484)
231,015,000 CAD	165,710,843 USD	Citi	01/16/2025	417,107	—
42,806,572,000 KRW	32,093,696 USD	Goldman Sachs International	12/02/2024	1,409,081	—
30,674,720 USD	42,806,572,000 KRW	Goldman Sachs International	12/02/2024	9,895	—
9,374,620 USD	13,058,845,000 KRW	Goldman Sachs International	01/16/2025	3,486	—
87,332,000 DKK	12,332,002 USD	HSBC	12/02/2024	—	(42,790)
11,724,125,000 JPY	80,500,832 USD	HSBC	12/02/2024	2,138,869	—
26,282,000 NZD	15,445,274 USD	HSBC	12/02/2024	—	(120,240)
431,850,000 SEK	40,418,363 USD	HSBC	12/02/2024	792,008	—
236,880,000 SEK	21,483,766 USD	HSBC	12/02/2024	—	(252,233)
58,454,000 SGD	45,210,491 USD	HSBC	12/02/2024	1,565,303	—
85,342,026 USD	13,142,032,000 JPY	HSBC	12/02/2024	2,496,974	—
22,241,713 USD	29,289,000 SGD	HSBC	12/02/2024	—	(372,826)
13,001,760,000 JPY	84,929,975 USD	HSBC	01/16/2025	—	(2,511,646)
15,582,386 USD	110,067,000 DKK	HSBC	01/16/2025	53,198	—
18,698,621 USD	205,625,000 SEK	HSBC	01/16/2025	221,510	—
31,021,507 USD	41,468,000 SGD	HSBC	01/16/2025	4,828	—
362,733,000 AUD	236,565,648 USD	Morgan Stanley	12/02/2024	—	(26,951)
1,424,253,000 JPY	9,358,353 USD	Morgan Stanley	12/02/2024	—	(161,100)
37,175,463 USD	57,286,000 AUD	Morgan Stanley	12/02/2024	189,330	—
6,404,766 USD	9,601,000 AUD	Morgan Stanley	12/02/2024	—	(142,513)
63,921,413 USD	668,730,000 SEK	Morgan Stanley	12/02/2024	—	(2,559,059)
36,719,000 NZD	21,666,046 USD	Morgan Stanley	01/16/2025	—	(93,046)
191,209,950 USD	293,044,000 AUD	Morgan Stanley	01/16/2025	—	(8,313)
71,626,000 AUD	47,642,177 USD	State Street	12/02/2024	924,119	—
8,676,000 CAD	6,201,265 USD	State Street	12/02/2024	4,344	—
76,646,000 CHF	86,846,071 USD	State Street	12/02/2024	—	(157,732)
41,590,000 GBP	52,632,145 USD	State Street	12/02/2024	—	(289,051)
18,653,030 USD	28,378,000 AUD	State Street	12/02/2024	—	(143,479)
12,958,712 USD	87,332,000 DKK	State Street	12/02/2024	—	(583,920)
6,379,576 USD	965,346,000 JPY	State Street	12/02/2024	72,624	—
6,219,800 USD	10,407,000 NZD	State Street	12/02/2024	—	(56,254)
5,906,000 EUR	6,253,804 USD	State Street	01/16/2025	47	—
87,444,684 USD	76,769,000 CHF	State Street	01/16/2025	167,223	—
49,925,650 USD	39,456,000 GBP	State Street	01/16/2025	275,482	—
17,572,000 EUR	19,431,539 USD	UBS	12/02/2024	862,328	—
959,000,000 JPY	6,176,867 USD	UBS	12/02/2024	—	(232,918)
31,824,231 USD	29,322,000 EUR	UBS	12/02/2024	—	(838,207)
73,298,936 USD	786,758,000 NOK	UBS	12/02/2024	—	(2,040,756)
40,256,328 USD	54,088,000 SGD	UBS	12/02/2024	128,948	—
102,978,000 NOK	9,305,726 USD	UBS	01/16/2025	—	(22,081)
79,419,000 SGD	59,221,506 USD	UBS	01/16/2025	—	(199,747)

Columbia Overseas Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
187,819,000 CAD	138,933,251 USD	Wells Fargo	12/02/2024	4,781,614	—
471,481,000 NOK	42,723,446 USD	Wells Fargo	12/02/2024	20,509	—
50,958,000 NZD	29,974,770 USD	Wells Fargo	12/02/2024	—	(205,106)
24,923,000 SGD	18,567,559 USD	Wells Fargo	12/02/2024	—	(41,416)
232,538,797 USD	339,094,000 AUD	Wells Fargo	12/02/2024	—	(11,364,735)
6,259,038 USD	8,660,000 CAD	Wells Fargo	12/02/2024	—	(73,544)
9,288,613 USD	8,788,000 EUR	Wells Fargo	12/02/2024	—	(1,894)
12,431,081 USD	1,863,830,000 JPY	Wells Fargo	01/16/2025	103,862	—
50,002,130 USD	551,721,000 NOK	Wells Fargo	01/16/2025	—	(26,922)
50,024,362 USD	84,988,000 NZD	Wells Fargo	01/16/2025	338,167	—
21,734,013 USD	236,365,000 SEK	Wells Fargo	01/16/2025	14,592	—
Total				18,693,228	(31,183,570)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(12,615,290)	(2,122)	70.00	12/20/2024	(68,906)	(48,806)
Cameco Corp.	Morgan Stanley	USD	(12,615,290)	(2,122)	65.00	12/20/2024	(158,686)	(157,028)
Energy Fuels, Inc.	Morgan Stanley	USD	(7,682,532)	(10,582)	9.00	12/20/2024	(89,661)	(79,365)
Total							(317,253)	(285,199)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,218	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	38,390	468,657,407	(450,792,064)	1,162	17,904,895	846	682,080	17,908,477
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Overseas Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, November 30, 2024 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Overseas Value Fund  | 2024

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3QT208_02_R01_(01/25)